Long term debt - Mortgage (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Payments of financing fees		$ 848,000	$ 2,982,000
Mortgage
Debt Instrument [Line Items]
Debt instrument, term	25 years
Face amount of long term debt	$ 19,900,000.0
Interest rate period	5 years
Stated interest rate	4.80%
Payments of financing fees		$ 94,000